SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Class A Ordinary Shares Subject to Redemption
At June 30, 2026 and December 31, 2025, the Public Shares subject to redemption reflected in the condensed consolidated balance sheets are reconciled in the following table:

Gross proceeds	$86,250,000
Less:
Class A ordinary shares issuance costs	(4,793,647)
Plus:
Accretion of carrying value to redemption value	6,898,044
Class A ordinary shares subject to possible redemption, December 31, 2024	88,354,397
Plus:
Accretion of carrying value to redemption value	3,518,021
Class A ordinary shares subject to possible redemption, December 31, 2025	91,872,418
Less:
Redemption June 10, 2026	(8,158,743)
Plus:
Accretion of carrying value to redemption value	1,333,467
Class A ordinary shares subject to possible redemption, June 30, 2026	$85,047,142

At December 31, 2025 and 2024, the Public Shares subject to redemption reflected in the consolidated balance sheets are reconciled in the following table:

Gross proceeds	$86,250,000
Less:
Class A ordinary shares issuance costs	(4,793,647)
Plus:
Accretion of carrying value to redemption value	6,898,044
Class A ordinary shares subject to possible redemption, December 31, 2024	88,354,397
Plus:
Accretion of carrying value to redemption value	3,518,021
Class A ordinary shares subject to possible redemption, December 31, 2025	$91,872,418

Basic and Diluted Net Income (Loss) Per Ordinary Share
The following tables reflect the calculation of basic and diluted net (loss) income per ordinary share (in dollars, except per share amounts):

	For the Three Months Ended June 30,
	2026		2025
	Class A Redeemable	Class A and B Non- redeemable	Class A Redeemable	Class A and B Non- redeemable
Basic and diluted net (loss) income per ordinary share:
Numerator:
Allocation of net (loss) income	$(89,190)	$(25,753)	$588,259	$166,588
Denominator:
Basic and diluted weighted average ordinary shares outstanding	8,459,284	2,442,500	8,625,000	2,442,500
Basic and diluted net (loss) income per ordinary share	$(0.01)	$(0.01)	$0.07	$0.07

	For the Six Months Ended June 30,
	2026		2025
	Class A Redeemable	Class A and B Non- redeemable	Class A Redeemable	Class A and B Non- redeemable
Basic and diluted net (loss) income per ordinary share:
Numerator:
Allocation of net (loss) income	$(129,626)	$(37,066)	$1,117,063	$316,339
Denominator:
Basic and diluted weighted average ordinary shares outstanding	8,541,684	2,442,500	8,625,000	2,442,500
Basic and diluted net (loss) income per ordinary share	$(0.02)	$(0.02)	$0.13	$0.13

The following tables reflect the calculation of basic and diluted net income per ordinary share (in dollars, except per share amounts):

	For the Year Ended December 31, 2025		For the Period from March 22, 2024 (Inception) Through December 31, 2024
	Class A Redeemable	Class A and B Non- redeemable	Class A Redeemable	Class A and B Non- redeemable
Basic net income per ordinary share:
Numerator:
Allocation of net income	$652,646	$184,822	$1,396,946	$513,446
Denominator:
Basic weighted average ordinary shares outstanding	8,625,000	2,442,500	6,104,313	2,243,636
Basic net income per ordinary share	$0.08	$0.08	$0.23	$0.23

	For the Year Ended December 31, 2025		For the Period from March 22, 2024 (Inception) Through December 31, 2024
	Class A Redeemable	Class A and B Non- redeemable	Class A Redeemable	Class A and B Non- redeemable
Diluted net income per ordinary share:
Numerator:
Allocation of net income	$652,646	$184,822	$1,384,138	$526,254
Denominator:
Diluted weighted average ordinary shares outstanding	8,625,000	2,442,500	6,104,313	2,320,880
Diluted net income per ordinary share	$0.08	$0.08	$0.23	$0.23